Summary of Significant Accounting Policies - Amortization Periods (Table) (Details)	12 Months Ended
Dec. 31, 2015
Trade name
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	21 years
Favorable lease terms
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	11 years 5 months 28 days
Unfavorable lease terms
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	9 years 3 months 16 days
Port terminal operating rights
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	32 years 6 months
Minimum | Customer relationships
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	20 years
Maximum | Customer relationships
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	45 years